Other equity interest (Tables)	12 Months Ended
Dec. 31, 2022
Other Equity Interests [Abstract]
Summary of Other Equity Interest

	2020
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	(89,682)	66,386	(23,296)
Currency translation differences
- The Company	28,352	—	28,352
Evaluation adjustment
- The Company	—	140,199	140,199
- Associates	—	22,925	22,925
Evaluation adjustment related tax
- The Company	—	(34,794)	(34,794)
December 31	(61,330)	194,716	133,386

	2021
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	(61,330)	194,716	133,386
Currency translation differences
- The Company	(24,695)	—	(24,695)
Evaluation adjustment
- The Company	—	122,514	122,514
- Associates	—	21,094	21,094
Evaluation adjustment related tax
- The Company	—	(30,459)	(30,459)
December 31	(86,025)	307,865	221,840

	2022
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	(86,025)	307,865	221,840
Currency translation differences
- The Company	68,656	—	68,656
Evaluation adjustment
- The Company	—	(46,419)	(46,419)
- Associates	—	(28,353)	(28,353)
Evaluation adjustment related tax
- The Company	—	12,559	12,559
December 31	(17,369)	245,652	228,283